[logo - American Funds(sm)]

The right choice for the long term(sm)

CAPITAL WORLD GROWTH AND INCOME FUND

[cover: landscape scenery with bales of hay in the foreground; farmland and mountains in the background]

Semi-annual report for the six months ended May 31, 2002


CAPITAL WORLD GROWTH AND INCOME FUND(SM)

Capital World Growth and Income Fund is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Capital World Growth and Income Fund seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2002 (the most recent calendar quarter):

                                                   Lifetime
                           1 year    5 years    (since 3/26/93)
CLASS A SHARES            -11.04%    +6.60%         +12.07%
reflecting 5.75%
maximum sales charge

The fund's 30-day yield for Class A shares as of June 30, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 2.23%. The fund's distribution rate for Class A shares as of that date was 1.84%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 36. Please see back cover for important information about other share classes. Please refer to americanfunds.com for the most current investment results.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investing outside the United States is subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund's prospectus.


FELLOW SHAREHOLDERS:

Despite lackluster results from major world markets, Capital World Growth and Income Fund produced a total return of +7.6% for the six months ended May 31, 2002, assuming reinvestment of dividends totaling 17 cents a share. The fund was bolstered by careful stock selection, solid gains in the Asia/Pacific region and a decline in the value of the U.S. dollar versus other major currencies.

Reflecting the malaise in global stocks, the fund's benchmarks fared less well. The MSCI World Index, a measure of the world's major stock markets, declined 2.1% during the period. According to Lipper, the average return of all global stock funds was -0.6%. Results for longer periods are shown below.

Results at a glance
 (as of May 31, 2002, with all distributions reinvested)

                                   Average annual compound returns

                               1 year        5 years       Lifetime            Lifetime
                                                           since 3/26/93       total return

CAPITAL WORLD GROWTH
AND INCOME FUND                -1.04%        +10.24%       +13.76%             +226.66%
Morgan Stanley Capital
International (MSCI)
World Index                    -12.24        +3.15         +8.70               +115.14
Lipper Global
Funds Average                  -11.22        +3.98         +8.66               +114.37

The MSCI World Index is unmanaged and does not reflect the effects of sales charges, commissions or expenses. It measures 23 of the world's major stock markets, including the U.S.

The Lipper Global Funds Average consists of funds that invest at least 25% of their portfolios in securities traded outside the United States. Lipper averages do not reflect the effects of sales charges.


A LOOK AT WORLD MARKETS

The U.S. economy continues to exert a powerful influence on global growth; similarly, the U.S. stock market casts a long shadow on major markets around the world. Since the start of the fund's fiscal period on December 1, 2001, investors have sought evidence of a sustained recovery in the U.S. economy. While recent data point to an economy on the mend, many American companies remain mired in a weak earnings environment. Furthermore, questions of credibility related to accounting practices and corporate governance have weighed heavily on a variety of companies and industries, making investors more cautious overall. Although many companies were not affected by this negative bias, the U.S. stock market was nonetheless down 6.3%* for the six-month period. U.S. stocks account for about one third of the fund's holdings.

*Country returns are based on MSCI indexes for the six months ended May 31, 2002, assume reinvestment of dividends and are expressed in dollar terms except where noted.

The weakness in U.S. stocks was mirrored in Europe. The region's three largest markets, Germany, France and the United Kingdom, all posted modestly negative returns in their local currencies. However, those declines were offset by a drop in the value of the U.S. dollar late in the period. From April through May, the euro rose about 6% against the dollar, while the British pound climbed nearly 3%. As a result, Germany, France and the U.K. all posted positive returns (1.0%, 1.6% and 0.8%, respectively) when results were converted into U.S. dollars. The MSCI Europe Index, a broad measure of European stocks, posted similar results, declining 2.3% in local currency terms, but rising 1.6% when converted into U.S. dollars.

Despite this currency benefit, a half-dozen European countries still logged negative returns in U.S. dollars for the period. Declining telecommunications and technology stocks hurt both Sweden (-11.8%) and Finland (-26.5%) where markets are dominated by shares of those industries. Greece, Ireland and Spain also posted negative returns: -10.8%, -5.6% and -1.2%, respectively. At the other end of the spectrum, the Netherlands (+7.9%), Norway (+17.7%), Switzerland (+12.8%) and Austria (+21.3%) registered solid gains aided by prospects of improving domestic growth. The fund's exposure to each of these countries is noted in the table at right. Altogether, Europe accounts for about 26% of portfolio holdings.

While Europe compiled mixed results, the story in Asia/Pacific markets was more uniformly positive. South Korea led the region with an extraordinary gain of 40%, spurred by growing domestic demand, ongoing improvements in its major businesses, and a rise in the value of the won versus the U.S. dollar. The Japanese market, the fund's largest exposure in the region, returned a solid 6.5% during the period. Positive economic news in the first quarter of 2002 lent support to Japanese stocks. For the past year - indeed, for much of the past decade - Japan has been plagued by sluggish growth, rising debt problems and chronic deflation. Although recent stock market gains are welcome, they do not offset last year's severe market losses. Given the still fragile economic conditions in Japan, the fund has steadily reduced its exposure to Japanese companies this past year.

Elsewhere in the region, markets in Hong Kong, Taiwan and Australia rose 6.6%, 24.3% and 11.0%, respectively. The region's improving economic prospects fostered much of the advance in Hong Kong and Taiwan, while a sharp rise in the Australian dollar produced most of that country's gain. Portfolio holdings from the Asia/Pacific region total about 18% of net assets.

In the Americas, Canada, Mexico and Brazil each registered positive returns as well. Mexico and Brazil rose 15.0% and 12.2%, respectively; both countries have benefited from a strong interest in developing markets since last October. Canada's fortunes are more closely linked to those of the United States, yet its market rose 4.9% in the reporting period. Canada's domestic economy has remained resilient during the U.S. downturn, and its returns were recently boosted by a stronger Canadian dollar.

OUR BUSINESS FOCUS

Capital World Growth and Income Fund invests with a fundamental approach, which emphasizes individual company selection over country allocation. To a large degree, the fund invests in established companies engaged in traditional businesses such as banking, manufacturing consumer goods and supplying basic resources. During this period, many of these companies produced steady gains, helping the fund achieve positive results.

[Begin Sidebar]
WHERE THE FUND'S ASSETS WERE INVESTED
Percent by country as of 5/31/2002
[pie chart depicting the major groupings]

THE AMERICAS              43.0%
 United States            33.4
 Canada                    5.6
 Brazil                    2.1
 Mexico                    1.9

EUROPE                    26.3
 United Kingdom            9.3
 Netherlands               3.8
 Norway                    2.1
 Switzerland               1.7
 France                    1.4
 Germany                   1.4
 Finland                   1.3
 Ireland                   1.1
 Greece                     .9
 Spain                      .9
 Sweden                     .8
 Austria                    .6
 Italy                      .6
 Other Europe               .4

ASIA/PACIFIC              17.9
 Japan                     5.3
 Hong Kong                 3.8
 Australia                 3.6
 South Korea               2.3
 Taiwan                    1.1
 India                      .6
 Philippines                .6
 Other Asia/Pacific         .6

OTHER                      1.9

BONDS, CASH & EQUIVALENTS 10.9

                         100.0%
[End Sidebar]

The table on page 6 lists the industries with the heaviest representation in the fund's portfolio. In each of the top five industries (banks, beverages and tobacco, oil and gas, metals and mining, and insurance) the largest holdings produced positive returns for the period, lending strong support to recent results. Additionally, eight of the fund's ten largest holdings (see table at right) logged positive returns. In fact, share prices for some of these holdings (Philip Morris, Shell Canada, Samsung SDI and Barrick Gold) rose more than 15% during the period.

During the past year, the fund increased its exposure to metals and mining companies and the oil and gas sector. Prospects for these two industries have brightened as growth resumed in major economies around the world. The metals and mining sector produced especially strong results in recent months; share prices climbed sharply from last year's levels as the price of gold rallied and key mergers created fresh investor interest.

To be sure, not all investments fared well in these tentative markets. Share prices for pharmaceutical companies were hobbled by concerns related to patent expirations, the thinning pipeline of new drugs and, consequently, a less certain earnings environment. Additionally, investments in the diversified telecommunications and wireless communications sectors continue to be dogged by problems endemic to the industry <UNDEF> namely high debt levels, fierce competition, overcapacity in some business segments and sluggish growth prospects. Media companies were also constrained by profit worries prompted by a decline in ad revenues. While these and other economically sensitive businesses struggle through the current environment, we remain optimistic about these holdings. Market history has repeatedly shown that sectors out of favor one year may become the darlings of the next. Rather than chasing market sentiment, we focus on companies that we believe will produce favorable returns over the long term - companies poised to weather downturns in the business cycle.

Six months is a short time in the life of an investment. Although we are pleased with the fund's results for the six months ended May 31, world stock markets weakened further in the weeks following the end of the period. From June 3 to July 15, the MSCI World Index fell nearly 12% and the net asset value of the fund's shares declined 10.7%. We believe that challenges in the current business environment and the slow pace of recovery in the major economies are likely to produce, at best, modest returns over the near term. That said, we also believe that global markets are especially attractive in this period of recovery, and any further weakening of the U.S. dollar should only enhance their appeal. As the global recovery continues, Capital World Growth and Income Fund is poised to benefit from its focus on established companies that are positioned for growth. Over the lifetime of the fund, this focus has served shareholders well by producing an average annual total return of 13.8%.

We appreciate your continued support and look forward to reporting to you again.

Cordially,

/s/ Gina H. Despres
Gina H. Despres
Chairman of the Board

/s/ Stephen E. Bepler
Stephen E. Bepler
President
July 16, 2002




                                       COUNTRY                        PERCENT OF
                                                                      NET ASSETS

Philip Morris                          USA                            4.29%

Shell Canada                           Canada                         1.63

AstraZeneca                            United Kingdom                 1.58

Samsung SDI                            South Korea                    1.56

ING Groep                              Netherlands                    1.43

J.P. Morgan Chase                      USA                            1.34

Vale do Rio Doce                       Brazil                         1.15

Scottish Power                         United Kingdom                 1.13

R.J. Reynolds Tobacco Holdings         USA                            1.03

Barrick Gold                           Canada                         1.03


Capital World Growth and Income Fund
Investment portfolio, May 31, 2002
Industry diversification
Percent of net assets
[pie chart]
Equity securities                                89.06%

Banks                                             8.36%
Beverages & tobacco                                 8.14
Oil & gas                                           5.73
Metals & mining                                     5.54
Insurance                                           5.45
Diversified financials                              4.95
Pharmaceuticals                                     4.50
Paper & forest products                             4.08
Other industries                                   42.31

Bonds & notes                                       1.46

Cash & equivalents                                  9.48
[end pie chart]

Capital World Growth and Income Fund
Investment portfolio, May 31, 2002                                                            unaudited


                                                                                Shares or        Market  Percent
                                                                                principal         value   of net
Equity securities (common and preferred                                            amount         (000)   assets
stocks and convertible debentures)

BANKS  -  8.36%
Washington Mutual, Inc. (USA)                                                    2,850,000   $   110,779     .94%
Lloyds TSB Group PLC (United Kingdom)                                           10,231,000       110,513      .94
Chinatrust Financial Holding Co. Ltd. (Taiwan) (1)                              97,488,000        90,453      .77
ABN AMRO Holding NV (Netherlands)                                                4,085,606        78,622      .67
Westpac Banking Corp. (Australia)                                                6,717,400        62,902      .53
Allied Irish Banks, PLC (Ireland)                                                3,843,725        53,268      .45
Bank of America Corp. (USA)                                                        700,000        53,067      .45
National Australia Bank Ltd. (Australia)                                         2,186,303        44,755      .38
Societe Gene+A42rale (France)                                                      620,000        41,952      .36
Bank of Nova Scotia (Canada)                                                     1,128,400        40,494      .34
Toronto-Dominion Bank (Canada)                                                   1,544,700        39,148      .33
Hang Seng Bank Ltd. (Hong Kong)                                                  3,300,000        36,492      .31
Bank of the Philippine Islands (Philippines)                                    32,568,480        36,404      .31
Bank of Ireland (Ireland)                                                        2,693,500        34,572      .29
Wachovia Corp. (USA)                                                               724,000        27,780      .23
HBOS PLC (United Kingdom)                                                        2,241,371        27,057      .23
Royal Bank of Canada (Canada)                                                      518,400        19,868      .17
IndyMac Bancorp, Inc. (USA) (1)                                                    800,000        18,504      .16
HSBC Holdings PLC (Hong Kong)                                                      672,282         8,167
HSBC Holdings PLC (United Kingdom)                                                 492,268         6,108      .12
Sumitomo Mitsui Banking Corp. (Japan)                                            2,486,000        13,893      .12
Daiwa Bank Holdings, Inc. (formerly Asahi                                       16,200,000        12,245      .10
 Bank, Ltd.) (Japan) (1)
Skandinaviska Enskilda Banken AB, Class A (Sweden)                                 800,000         7,951      .07
ICICI Bank Ltd. (formerly ICICI Ltd.) (ADR)                                        594,500         4,161
 (India) (1)(2)
ICICI Bank Ltd. (formerly ICICI Ltd.)                                            1,000,000         2,824      .06
Sanwa International Finance (Bermuda) Trust                                    849,000,000         3,345      .03
 1.25% convertible preferred 2005, units (Japan)
Australia and New Zealand Banking                                                   50,000           552      .00
 Group Ltd. (Australia)


BEVERAGES & TOBACCO  -  8.14%
Philip Morris Companies Inc. (USA)                                               8,850,000       506,662     4.29
R.J. Reynolds Tobacco Holdings, Inc. (USA)                                       1,725,000       121,957     1.03
Foster's Group Ltd. (Australia)                                                 29,749,444        78,775      .67
Imperial Tobacco Ltd. (United Kingdom)                                           3,915,295        66,296
Imperial Tobacco Ltd. (1)                                                          486,118         7,876      .63
Gallaher Group PLC (United Kingdom)                                              7,866,107        73,830      .63
Swedish Match AB (Sweden)                                                        9,001,100        71,473      .61
Fomento Economico Mexicano, SA de                                                  353,700        14,944      .13
 CV (ADR) (Mexico)
Coca-Cola HBC SA (Greece)                                                          712,182        11,195      .09
UST Inc. (USA)                                                                     200,000         7,666      .06


OIL & GAS  -  5.73%
Shell Canada Ltd. (Canada)                                                       5,396,100       192,269     1.63
Petroleo Brasileiro SA - Petrobras,                                              2,750,000        65,477
 ordinary nominative (ADR) (Brazil)
Petroleo Brasileiro SA - Petrobras,                                              1,340,000        29,346      .80
 preferred nominative (ADR)
Royal Dutch Petroleum Co. (Netherlands)                                            580,000        32,314
Royal Dutch Petroleum Co. (New York registered)                                    460,000        25,300
Shell Transport and Trading Co., PLC                                               400,000        18,300      .65
 (ADR) (United Kingdom)1
Norsk Hydro AS (Norway)                                                          1,222,900        61,403      .52
Canadian Oil Sands Trust (Canada)                                                1,720,000        46,122      .39
Imperial Oil Ltd. (Canada)                                                       1,500,000        45,210      .38
Petro-Canada (Canada)                                                            1,530,000        42,077      .36
ENI SpA (Italy)                                                                  2,500,000        37,902      .32
Sasol Ltd. (South Africa)                                                        2,189,100        24,326      .21
Husky Energy Inc. (Canada)                                                       2,000,000        21,779      .18
Unocal Corp. (USA)                                                                 320,000        11,782      .10
Pengrowth Energy Trust (Canada)                                                  1,138,975        11,397      .10
Statoil ASA (Norway)                                                             1,280,255        11,006      .09


METALS & MINING  -  5.54%
Cia. Vale do Rio Doce, preferred                                                 4,598,600       136,005     1.15
 nominative (Brazil)
Barrick Gold Corp. (merger of Barrick Gold                                       5,590,000       121,862     1.03
 Corp. and Homestake Mining Co.) (Canada)
Gold Fields Ltd. (South Africa)                                                  6,500,000        86,051      .73
Freeport-McMoRan Copper & Gold Inc.,                                             3,569,800        70,504      .60
 Class B (USA) (1)
Phelps Dodge Corp. (USA) (1)                                                     1,500,000        58,515      .50
Gencor Ltd. (South Africa)                                                       8,000,000        43,345      .37
Xstrata PLC (United Kingdom) (1)                                                 2,970,800        39,288      .33
WMC Ltd. (Australia)                                                             6,076,995        33,249      .28
Newcrest Mining Ltd. (Australia)                                                 6,000,000        27,498      .23
BHP Billiton Ltd. (Australia)                                                    4,454,282        27,219      .23
Arcelor SA 3.875% convertible preferred 2005                                       410,000         7,779      .07
 (formerly Usinor 3.875% convertible preferred
 2005)(Luxembourg)(1)
Anglo American Platinum Corp. Ltd.                                                  53,600         2,603      .02
 (South Africa)


INSURANCE  -  5.45%
Allstate Corp. (USA)                                                             2,480,000        95,430      .81
Berkshire Hathaway Inc., Class A (USA) (1)                                             944        70,422      .60
QBE Insurance Group Ltd. (Australia)                                            13,730,615        57,334      .49
EULER (France)                                                                   1,464,314        56,535      .48
Swiss Re America Holding Corp. 3.25%                                           $55,000,000        53,691      .46
 convertible debentures 2021
 (Switzerland) (3)  (4)
XL Capital Ltd., Class A (USA)                                                     605,000        53,555      .45
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                      8,664,000        48,559      .41
Munchener Ruckversicherungs-Gesellschaft                                           175,000        39,764      .34
 AG (Germany)
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                               6,000,000        39,563      .34
American International Group, Inc. (USA)                                           500,000        33,485      .28
Mercury General Corp. (USA)                                                        650,000        31,362      .27
NIPPONKOA Insurance Co., Ltd. (Japan)                                            3,725,000        14,408      .12
Millea Holdings, Inc. (formerly Nichido Fire                                         1,546        13,302      .11
 and Marine Insurance Co., Ltd.) (Japan) (1)
Travelers Property Casualty Corp. 4.50%                                           $500,000        12,225      .10
 convertible subordinated note 2032 (USA) (1)
Aioi Insurance Co. Ltd. (Japan)                                                  5,561,000        12,118      .10
Aon Corp. (USA)                                                                    320,000        10,698      .09


DIVERSIFIED FINANCIALS  -  4.95%
ING Groep NV (Netherlands)                                                       6,428,386       169,267     1.43
J.P. Morgan Chase & Co. (USA)                                                    4,411,500       158,593     1.34
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                               31,167,000        56,343      .48
Housing Development Finance Corp. Ltd. (India)                                   2,495,604        30,617
Housing Development Finance Corp. Ltd. (3)                                         870,000        10,673      .35
Wharf (Holdings) Ltd. (Hong Kong)                                               14,000,000        33,027      .28
Household International, Inc. (USA)                                                600,000        30,690      .26
Freddie Mac (USA)                                                                  430,000        28,186      .24
Swire Pacific Ltd., Class A (Hong Kong)                                          4,500,000        24,751      .21
Shohkoh Fund & Co., Ltd. (Japan)                                                   167,380        23,419      .20
Citigroup Inc. (USA)                                                               440,040        19,001      .16


PHARMACEUTICALS  -  4.50%
AstraZeneca PLC (Sweden)                                                         3,889,483       172,156
AstraZeneca PLC (United Kingdom)                                                   325,000        14,261     1.58
Eli Lilly and Co. (USA)                                                          1,100,000        71,170      .60
Forest Laboratories, Inc. (USA) (1)                                                857,200        63,287      .54
Pfizer Inc (USA)                                                                 1,444,000        49,962      .42
Shionogi & Co., Ltd. (Japan)                                                     3,341,000        45,295      .38
Elan Corp., PLC (ADR) (Ireland) (1)                                              3,055,500        30,127
Elan Finance Corp. Ltd. 0% convertible                                         $29,000,000        14,137      .38
 notes 2018 (3)
Novo Nordisk A/S, Class B (Denmark)                                              1,175,000        37,373      .32
Pharmacia Corp. (USA)                                                              525,000        22,675      .19
Sanofi-Synthelabo (France)                                                         175,000        10,572      .09


PAPER & FOREST PRODUCTS  -  4.08%
Norske Skogindustrier ASA, Class A (Norway)                                      6,145,000       116,375      .98
Kimberly-Clark de Mexico, SA de CV,                                             23,396,100        70,465      .60
 Class A (Mexico)
UPM-Kymmene Corp. (Finland)                                                      1,392,000        54,118      .46
Georgia-Pacific Corp., Georgia-Pacific                                           1,998,300        53,335      .45
 Group (USA)
Sappi Ltd. (South Africa)                                                        2,859,000        41,473      .35
Metsa-Serla Oyj 4.375% convertible notes                                       $30,000,000        30,000
 2002 (Finland) (3)
M-real Oyj, Class B                                                                975,000         8,869      .33
Stora Enso Oyj (ADR) (Finland)                                                   2,715,750        38,699      .33
Bowater Inc. (USA)                                                                 500,000        26,190      .22
International Paper Co. (USA)                                                      600,000        25,860      .22
Holmen AB, Class B (Sweden)                                                        620,000        16,357      .14


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.04%
SBC Communications Inc. (USA)                                                    2,500,000        85,725      .73
Telefonos de Mexico, SA de CV,                                                   1,996,600        69,482
 Class L (ADR) (Mexico)
Telefonos de Mexico, SA de CV 4.25%                                             $9,220,000        11,553      .69
 convertible debentures 2004
Telekom Austria AG (Austria) (1)                                                 8,740,000        75,194      .64
Hellenic Telecommunications                                                      4,200,000        67,503      .57
 Organization SA (Greece)
Swisscom AG (Switzerland)                                                          216,914        61,838      .52
AT&T Corp. (USA)                                                                 3,500,000        41,895      .36
BCE Inc. (Canada)                                                                1,549,100        28,713      .24
Telecom Italia SpA, nonvoting                                                    3,492,100        18,546      .16
 savings shares (Italy)
Sprint FON Group (USA)                                                             500,000         8,225      .07
WorldCom, Inc. - MCI Group (USA)                                                 1,720,000         4,850      .04
Qwest Communications International Inc. (USA)                                      550,000         2,838      .02
Telecom Argentina STET-France Telecom                                              500,000           525      .00
 SA, Class B (ADR) (Argentina)(1)


REAL ESTATE  -  3.33%
Hongkong Land Holdings Ltd. (Hong Kong)                                         39,054,900        66,003      .56
Hang Lung Properties Ltd. (formerly Amoy                                        47,950,000        55,022      .47
 Properties Ltd.) (Hong Kong)
Sun Hung Kai Properties Ltd. (Hong Kong)                                         5,310,000        41,699      .35
Japan Real Estate Investment Corp. (Japan)                                           9,800        40,978      .35
Unibail (France)                                                                   570,900        36,108
Unibail, warrants, expire 2004 (1)                                                 116,300         1,714      .32
Plum Creek Timber Co., Inc. (USA)                                                1,027,500        31,205      .27
Hysan Development Co. Ltd. (Hong Kong)                                          22,311,630        22,742      .19
Office Building Fund of Japan, Inc. (Japan)                                          4,620        21,584      .18
Kerry Properties Ltd. (Hong Kong)                                               18,692,426        20,251      .17
Kimco Realty Corp. (USA)                                                           525,000        16,747      .14
Great Eagle Holdings Ltd. (Hong Kong)                                           13,947,000        16,094      .14
Land Securities PLC (United Kingdom)                                               547,700         7,827      .07
Security Capital Global Realty                                                     411,673         7,575      .06
 (Luxembourg) (1) (3) (5)
SM Prime Holdings, Inc. (Philippines)                                           52,885,000         6,122      .05
HKR International Ltd. (Hong Kong)                                               4,824,800         1,392      .01


ELECTRIC UTILITIES  -  2.99%
Scottish Power PLC (United Kingdom)                                             22,691,089       132,986     1.13
National Grid Group PLC (United Kingdom)                                        10,700,000        78,094
National Grid Group PLC (ADR)                                                      439,725        16,006      .80
 (formerly Niagara Mohawk Holdings, Inc.)
American Electric Power Co., Inc. (USA)                                            700,000        29,911      .25
TXU Corp. (USA)                                                                    500,000        25,665      .22
Dominion Resources, Inc. 9.50% PIES                                                365,400        22,158      .19
 convertible preferred 2004 (USA)
Korea Deposit Insurance Corp. 2.25% convertible                                $17,700,000        20,753      .17
 debentures 2005 (South Korea) (3)
Southern Co. (USA)                                                                 700,000        18,900      .16
Scottish and Southern Energy PLC (United Kingdom)                                  725,000         7,366      .06
Edison International (USA) (1)                                                      63,900         1,192      .01


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.93%
Samsung SDI Co., Ltd. (South Korea)                                              2,318,080       183,445     1.56
Solectron Corp. (USA) (1)                                                        5,000,000        40,400
Solectron Corp. 0% LYON convertible notes 2020                                 $57,400,000        33,149
Solectron Corp. 7.25% convertible                                                 $800,000        17,680      .77
 preferred 2004, units
Hoya Corp. (Japan)                                                                 430,000        31,845      .27
Orbotech Ltd. (Israel) (1)                                                       1,035,500        28,373      .24
Murata Manufacturing Co., Ltd. (Japan)                                             144,000         9,970      .08
Kyoden Co., Ltd. (Japan)                                                           200,000           740      .01


FOOD PRODUCTS  -  2.69%
Nestle SA (Switzerland)                                                            335,000        80,932      .68
Koninklijke Numico NV, Class C (Netherlands)                                     2,850,000        68,205      .58
Orkla AS (Norway)                                                                2,985,714        58,962      .50
Nissin Food Products Co., Ltd. (Japan)                                           2,660,000        52,618      .45
H.J. Heinz Co. (USA)                                                               580,000        23,565      .20
Unilever PLC (United Kingdom)                                                    2,100,000        19,251      .16
Groupe Danone (France)                                                             104,500        14,375      .12


WIRELESS TELECOMMUNICATION SERVICES  -  2.55%
Nextel Communications, Inc., Class A (USA) (1)                                   8,250,000        40,095
Nextel Communications, Inc., Series D,                                              46,304        21,531
 13.00% exchangeable preferred 2009 (1)  (6)
Nextel Communications, Inc. 5.25%                                              $18,050,000         9,567      .60
 convertible senior notes 2010
America Movil SA de CV, Series L (ADR) (Mexico)                                  3,049,600        53,338      .45
Vodafone Group PLC (United Kingdom)                                             31,254,642        47,105      .40
AT&T Wireless Services, Inc. (USA) (1)                                           4,804,500        38,964      .33
Panafon SA (formerly Panafon Hellenic                                            6,009,120        29,510      .25
 Telecommunications Co. SA) (Greece)
NTT DoCoMo, Inc. (Japan)                                                             8,880        23,992      .21
China Unicom Ltd. (China) (1)                                                   20,409,600        18,971      .16
KDDI Corp. (Japan)                                                                   3,000        10,663      .09
Crown Castle International Corp. 12.75%                                              7,517         4,059
 senior exchangeable preferred 2010 (USA) (1) (6)
Crown Castle International Corp. 6.25%                                             158,800         2,521
 convertible preferred 2012 (1)
Crown Castle International Corp. (1)                                                61,232           276      .06


SPECIALTY RETAIL  -  1.90%
Lowe's Companies, Inc. (USA)                                                     2,000,000        94,320      .80
Dixons Group PLC (United Kingdom)                                               16,906,157        52,687      .45
Limited Brands, Inc. (formerly Limited Inc.) (USA)                               1,836,900        38,557      .33
Gap, Inc. 5.75% convertible notes 2009(USA)(3)                                 $15,000,000        17,250      .15
Circuit City Stores, Inc. - CarMax Group (USA) (1)                                 650,000        17,206      .14
Kingfisher PLC (United Kingdom)                                                    737,991         3,924      .03


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.49%
Samsung Electronics Co., Ltd. (South Korea)                                        225,000        63,632      .54
Taiwan Semiconductor Manufacturing Co.                                          13,940,000        35,107      .30
 Ltd. (Taiwan) (1)
Agere Systems Inc., Class A (USA) (1)                                            6,465,156        20,171      .17
Texas Instruments Inc. (USA)                                                       500,000        14,335      .12
ASML Holding NV (Netherlands) (1)                                                  450,000         8,563
ASML Holding NV (New York registered) (1)                                          250,000         4,635      .11
KLA-Tencor Corp. (USA) (1)                                                         200,000        10,426      .09
ASE Test Ltd. (Taiwan) (1)                                                         779,400         9,922      .09
Altera Corp. (USA) (1)                                                             481,600         8,683      .07


AUTOMOBILES  -  1.33%
DaimlerChrysler AG (Germany)                                                     1,000,000        49,109      .42
General Motors Corp. (USA)                                                         500,000        31,075      .26
Volkswagen AG, nonvoting preferred (Germany)                                       779,600        27,554      .24
Suzuki Motor Corp. (Japan)                                                       2,100,000        26,309      .22
Nissan Motor Co., Ltd. (Japan)                                                   3,200,000        22,670      .19


CHEMICALS  -  1.26%
Lyondell Petrochemical Co. (USA)                                                 2,750,000        45,155      .38
DSM NV (Netherlands)                                                               834,828        39,523      .33
Dow Chemical Co. (USA)                                                           1,157,700        38,598      .33
BOC Group PLC (United Kingdom)                                                   1,650,000        25,675      .22


MEDIA  -  1.19%
Viacom Inc., Class B, nonvoting (USA) (1)                                          735,000        35,986      .30
Clear Channel Communications, Inc. (USA) (1)                                       431,445        22,966      .19
AOL Time Warner Inc. (USA) (1)                                                   1,140,000        21,318      .18
SCMP Group Ltd. (Hong Kong)                                                     34,411,000        20,736      .18
Mediaset SpA (Italy)                                                             2,000,000        15,923      .13
News Corp. Ltd., preferred (Australia)                                           2,261,284        13,690      .12
Village Roadshow Ltd., Class A, 5.50%                                            8,316,213         6,729
 preferred (Australia)
Village Roadshow Ltd.                                                              600,000           601
Village Roadshow Ltd., Class A, 5.50% preferred (3)                                671,512           543      .07
UnitedGlobalCom, Inc., Class A (USA) (1)                                           200,000           926      .01
United Pan-Europe Communications NV,                                                   100           465
 convertible preferred (Netherlands) (1) (3)(5)
United Pan-Europe Communications NV, Class A  (1)                                1,320,000           160
United Pan-Europe Communications NV,                                                48,556            -       .01
 warrants, expire 2007 (1)(5)
KirchPayTV GmbH & Co. KGaA, nonvoting                                            1,438,728             0      .00
 (Germany) (1) (3)(5)

GAS UTILITIES  -  1.18%
Gas Natural SDG, SA (Spain)                                                      4,119,500        76,631      .65
NiSource Inc. (USA)                                                              2,210,000        53,548
NiSource Inc. 0% SAILS convertible                                                  97,689           239      .46
 preferred 2004  (1)
NICOR Inc. (USA)                                                                   175,000         8,411      .07


COMPUTERS & PERIPHERALS  -  1.07%
International Business Machines Corp. (USA)                                        590,000        47,466      .40
Hewlett-Packard Co. (formed by the merger of                                     2,093,750        39,970      .34
 Compaq Computer Corp. and Hewlett-Packard Co.) (USA)
Sun Microsystems, Inc. (USA) (1)                                                 4,000,000        27,560      .24
Dell Computer Corp. (USA) (1)                                                      409,050        10,983      .09


MULTI-UTILITIES & UNREGULATED POWER  -  1.00%
Williams Companies, Inc. (USA)                                                   3,787,300        53,780
Williams Companies, Inc. 9.00% FELINE                                           $1,275,000        22,950      .65
 PACS convertible preferred 2005, units
Duke Energy Corp. (USA)                                                            800,000        25,608      .22
Calpine Corp. (USA) (1)                                                          1,000,000         9,640      .08
United Utilities PLC (United Kingdom)                                              630,000         6,125      .05


OFFICE ELECTRONICS  -  0.75%
Xerox Corp. (USA) (1)                                                            6,500,000        58,305
Xerox Capital Trust II 7.50% convertible                                           500,000        30,175      .75
 preferred 2021 (3)


INDUSTRIAL CONGLOMERATES  -  0.65%
General Electric Co. (USA)                                                       1,700,000        52,938      .45
JG Summit Holdings, Inc. 3.50% convertible                                     $26,000,000        24,180      .20
 bond 2003 (Philippines)


HOTELS, RESTAURANTS & LEISURE  -  0.60%
Aristocrat Leisure Ltd. (Australia)                                              6,788,220        22,852
Aristocrat Leisure Ltd. 5.00% convertible                                       $2,000,000         2,093      .21
 debentures 2006  (3)
J D Wetherspoon PLC (United Kingdom)                                             4,700,000        24,266      .21
Carnival Corp. (USA)                                                               700,000        21,280      .18


COMMERCIAL SERVICES & SUPPLIES  -  0.59%
Hays PLC (United Kingdom)                                                        9,161,771        22,133      .19
Michael Page International PLC (United Kingdom)                                  7,029,450        19,495      .16
Chubb PLC (United Kingdom)                                                       7,273,800        19,059      .16
Robert Half International Inc. (USA) (1)                                           360,000         8,885      .08


CONTAINERS & PACKAGING  -  0.56%
Sonoco Products Co. (USA)                                                        1,200,000        33,528      .29
Smurfit-Stone Container Corp. (USA) (1)                                          1,974,200        32,179      .27


HOUSEHOLD DURABLES  -  0.52%
Sony Corp. (Japan)                                                                 435,400        25,208      .21
Nintendo Co., Ltd. (Japan)                                                         140,000        19,318      .16
Newell Rubbermaid Inc. (USA)                                                       500,000        17,075      .15


OTHER  -  4.85%
Fresenius Medical Care AG, preferred (Germany)                                   1,300,000        50,155      .43
Sepracor Inc. 5.75% convertible notes 2006 (USA)                               $30,000,000        19,050
Sepracor Inc. (1)                                                                1,000,000        11,710
Sepracor Inc. 5.75% convertible notes 2006 (3)                                 $10,000,000         6,350      .31
Hubbell Inc., Class B (USA)                                                      1,000,000        36,950      .32
CSX Corp. (USA)                                                                  1,000,000        34,400      .29
Grupo Ferrovial, SA (Spain)                                                      1,130,000        30,374      .26
British Airways PLC (United Kingdom)                                             9,719,500        28,801      .24
Li & Fung Ltd. (Hong Kong)                                                      19,521,000        28,782      .24
RC Trust I 8.25% convertible preferred                                            $380,000        27,132      .23
 2006, units (USA)
Loblaw Companies Ltd. (Canada)                                                     630,000        25,983      .22
IHC Caland NV (Netherlands)                                                        359,459        20,929      .18
Nokia Corp. (ADR) (Finland)                                                        750,000        10,410
Nokia Corp., Class A                                                               690,000         9,819      .17
United Parcel Service, Inc., Class B (USA)                                         300,000        18,114      .15
Asahi Diamond Industrial Co., Ltd. (Japan) (7)                                   3,950,000        16,993      .14
Becton, Dickinson and Co. (USA)                                                    450,000        16,920      .14
Qantas Airways Ltd. (Australia)                                                  6,300,000        16,290      .14
Infosys Technologies Ltd. (India)                                                  229,500        15,884      .14
Schlumberger Ltd. (USA)                                                            300,000        15,492      .13
Microsoft Corp. (USA) (1)                                                          300,000        15,273      .13
Corning Inc. 3.50% convertible                                                 $15,235,000        11,388
 debentures 2008 (USA)
Corning Inc.                                                                       800,000         3,840      .13
Woolworths Ltd. (Australia)                                                      2,010,245        14,786      .12
American Water Works Co., Inc. (USA)                                               300,000        13,053      .11
Macromedia, Inc. (USA) (1)                                                         540,000        11,988      .10
Amazon.com, Inc. 6.875% PEACS convertible                                 Pounds16,900,000         10,551      .09
 subordinated notes 2010 (USA)
Fluor Corp. (USA)                                                                  257,900         9,697      .08
Autoliv, Inc. (USA)                                                                371,741         8,665      .07
AIDA Engineering, Ltd. (Japan)                                                   2,598,000         7,520      .06
Juniper Networks, Inc. 4.75% convertible                                       $10,000,000         7,450      .06
 subordinated notes 2007 (USA)
George Weston Ltd. (Canada)                                                         83,300         6,693      .06
Elektrim SA 3.75% convertible                                             Pounds6,286,000          4,970      .04
 debentures 2004 (Poland) (5)
Nippon Sheet Glass Co., Ltd. (Japan)                                               880,000         3,510      .03
Zhejiang Expressway Co. Ltd., Class H (China)                                    9,039,300         2,868      .03
TI Automotive Ltd., Class A (United Kingdom) (1)(5)                              1,068,000             0      .00


Miscellaneous  -  4.84%
Other equity securities in initial                                                               570,844     4.84
 period of acquisition


Total equity securities (cost: $8,805,879,000)                                                10,507,978    89.06



                                                                                Principal        Market  Percent
                                                                                   amount         value   of net
Bonds & notes                                                                       (000)         (000)   assets

WIRELESS TELECOMMUNICATION SERVICES  -  0.58%
Nextel Communications, Inc. 9.50% 2011                                          $  30,000     $  19,200
Nextel Communications, Inc. 0%/9.95% 2008 (8)                                       18,000        10,800      .25
AT&T Wireless Services, Inc. 8.125% 2012                                            15,750        15,355      .13
Crown Castle International Corp. 0%/10.375% 2011 (8)                                22,000        12,650      .11
American Cellular Corp. 9.50% 2009                                                  20,000         8,000      .07
SBA Communications Corp. 0%/12.00% 2008 (8)                                          2,825         1,794      .02
Nextel Partners, Inc. 0%/14.00% 2009 (8)                                               375           178      .00


MEDIA  -  0.31%
Charter Communications Holdings, LLC 10.00% 2009                                    27,500        24,681
Charter Communications Holdings, LLC 0%/13.50% 2011 (8)                             19,000        11,590      .31


AIRLINES  -  0.18%
British Airways PLC 8.75% 2016 (4)                                           Pounds16,250         21,436      .18


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.16%
TeleWest PLC 11.00% 2007                                                            31,493        14,014      .12
NTL Inc. 11.50% 2006                                                                14,000         4,620      .04
Williams Communications Group, Inc. 11.875% 2010 (9)                                 5,000           500      .00


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.13%
Solectron Corp. 9.625% 2009                                                         15,000        15,338      .13


HEALTH CARE PROVIDERS & SERVICES  -  0.08%
HCA - The Healthcare Co. 8.75% 2010                                                  9,000        10,086      .08


Other  -  0.02%
Container Corp. of America 9.75% 2003                                                1,000         1,028      .01
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (9)                                    3,050           785
Indah Kiat International Finance Co. BV 12.50% 2006 (9)                                550           169      .01
APP International Finance Co. BV 11.75% 2005 (9)                                     1,150           336      .00


Total bonds & notes (cost: $204,250,000)                                                         172,560     1.46



                                                                                Principal        Market  Percent
                                                                                   amount         value   of net
Short-term securities                                                               (000)         (000)   assets

Corporate short-term notes  -  5.54%
KfW International Finance Inc. 1.80%-1.91%                                      $  70,000     $  69,860       .59
 due 6/24-9/23/2002
Bank of Nova Scotia 1.755%-1.785% due 6/28-7/17/2002                                42,000        41,915      .36
BNP Paribas Financing Inc. 1.80%-1.93% due 6/3-7/5/2002                             40,250        40,217      .34
Eksportfinans ASA 1.90% due 6/12/2002                                               36,600        36,577      .31
Mont Blank Capital Corp. 1.81%-1.83%                                                31,469        31,349      .27
 due 7/24-8/20/2002 (3)
Bayerische Hypo-und Vereinsbank AG 1.79%                                            30,500        30,464      .26
 due 6/4-8/12/2002
Citicorp 1.78%-1.79% due 7/9-7/11/2002                                              30,000        29,941      .25
Rio Tinto America 1.78%-1.89% due 6/11-7/23/2002 (3)                                28,000        27,957      .24
ING America Insurance Holdings Inc. 1.83%                                           25,000        24,996      .21
 due 6/3/2002
Scripps (E.W.) Co. 1.89% due 6/10/2002 (3)                                          25,000        24,987      .21
UBS Finance (Delaware) LLC 1.88% due 6/10/2002                                      25,000        24,987      .21
Telstra Corp. Ltd. 1.93% due 6/19/2002                                              25,000        24,975      .21
ANZ (Delaware) Inc. 1.91% due 7/2/2002                                              25,000        24,957      .21
Svenska Handelsbanken Inc. 1.80%-1.90%                                              25,000        24,934      .21
 due 6/18-8/28/2002
Westpac Capital Corp. 1.82% due 7/22/2002                                           25,000        24,934      .21
Danske Corp. 1.79% due 8/1/2002                                                     25,000        24,921      .21
Barclays U.S. Funding Corp. 1.81% due 8/13/2002                                     24,300        24,209      .21
Asset Securitization Cooperative Corp.                                              23,000        22,991      .20
 1.77%-1.78% due 6/3-7/16/2002 (3)
Corporate Asset Funding Co. Inc.                                                    20,000        19,989      .17
 1.75%-1.89% due 6/3-7/8/2002 (3)
Deutsche Bank Financial LLC 1.805%-1.86%                                            19,000        18,960      .16
 due 6/13-7/22/2002
Aventis SA 1.78% due 6/25/2002 (3)                                                  17,000        16,979      .14
Stadshypotek AB 1.92% due 7/5/2002 (3)                                              15,000        14,972      .13
Nestle Capital Corp. 1.84% due 7/12/2002 (3)                                        15,000        14,968      .13
American Honda Finance Corp. 1.76% due 7/8/2002                                     12,100        12,077      .10


Federal agency discount notes  -  2.78%
Fannie Mae 1.70%-1.88% due 6/5-11/27/2002                                          178,800       178,319     1.51
Freddie Mac 1.73%-1.87% due 6/4-8/8/2002                                           102,700       102,422      .87
Federal Home Loan Bank 1.76%-1.90% due 8/7-11/27/2002                               38,000        37,863      .32
Federal Farm Credit Bank 1.72% due 6/17/2002                                        10,000         9,992      .08


Certificates of deposit  -  0.72%
Canadian Imperial Bank of Commerce                                                  35,000        35,004      .30
 1.91%-2.01% due 6/14-9/11/2002
Toronto-Dominion Holdings USA Inc.                                                  25,000        25,001      .21
 1.92% due 6/28/2002
Lloyds Bank PLC 1.90% due 6/18/2002                                                 25,000        25,000      .21


U.S. Treasuries  -  0.47%
U.S. Treasury Bills 1.73%-1.75% due 6/6-8/15/2002                                   55,000        54,890      .47



Total short-term securities (cost: $1,121,598,000)                                             1,121,607     9.51

Total investment securities (cost: $10,131,727,000)                                           11,802,145   100.03

New Taiwanese Dollar (cost: $8,155,000)                                        NT$250,113          7,367      .06

Excess of payables over cash and receivables                                                      10,868      .09

Net assets                                                                                   $11,798,644  100.00%

(1) Non-income-producing security.
(2) This security has been authorized but
 has not yet been issued.
(3) Purchased in a private placement transaction;
 resale may be limited to qualified institutional
  buyers; resale to the public may require registration.
(4) Coupon rate may change periodically.
(5) Valued under procedures adopted by authority
 of the Board of Directors.
(6) Payment in kind; the issuer has the option of
   paying additional securities in lieu of cash.
(7) The fund owns 5.37% of the outstanding voting
 securities of Asahi Diamond Industrial Co., Ltd.
 and thus is considered an affiliate of this
 company under the Investment Company Act   of 1940.
(8) Step bond; coupon rate will increase at a later date.
(9) Company not making interest payments;
      bankruptcy proceedings pending.

ADR = American Depositary Receipts

EQUITY SECURITIES APPEARING IN THE PORTFOLIO
SINCE NOVEMBER 30, 2001:

Amazon.com
American Electric Power
Anglo American Platinum
BCE
BOC Group
Chinatrust Financial
Circuit City Stores, Inc. - CarMax Group
Gap
IBM
Nissan Motor
Sepracor
Statoil
Travelers Property Casualty
Xstrata

EQUITY SECURITIES ELIMIINATED FROM THE PORTFOLIO
SINCE NOVEMBER 30, 2001:

Advanced Micro Devices
Applera - Applied Biosystems Group
ASM Pacific Technology
Bank Hapoalim
Bank of Montreal
Bombardier
BPB
Castrol India
Clarica Life Insurance
Coca-Cola West Japan
Deutsche Lufthansa
Essilor
Gemplus International
Henderson Investment
Honda Motor
Honeywell International
Korea Telecom
Lion Nathan
Lockheed Martin
Micron Technology
Millennium & Copthorne Hotels
Northeast Utilities
Omnicare
PACCAR
Philippine Long Distance Telephone
PowerGen
Pro Mos Technologies
Providian Financial
Rohn
Safeway
Scania
Schneider
Smiths Group
Somerfield
Telefonaktiebolaget LM Ericsson
Telefonica
Telewest Communications
THK
Tokyo Gas
Tostem Inax Holding
Unibanco
Vivendi
Volvo
Wells Fargo
Williams Communications Group
Zarlink Semiconductor


See Notes to Financial Statements

Capital World Growth and Income Fund, Inc.
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities                                                    unaudited
at May 31, 2002
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $10,110,632)                             $11,785,152
  Affiliated issuers (cost: $21,095)                                        16,993   $11,802,145
 Cash denominated in non-U.S. currencies
  (cost: $8,155)                                                                           7,367
 Cash                                                                                         73
 Receivables for:
  Sales of investments                                                       4,142
  Sales of fund's shares                                                    27,076
  Open forward currency contracts                                                0
  Closed forward currency contracts                                              0
  Dividends and interest                                                    31,351        62,569
 Other assets                                                                                 74
                                                                                      11,872,228
Liabilities:
 Payables for:
  Purchases of investments                                                  52,281
  Repurchases of fund's shares                                               9,598
  Investment advisory services                                               4,165
  Services provided by affiliates                                            6,860
  Deferred Directors' compensation                                             416
  Other fees and expenses                                                      264        73,584
Net assets at May 31, 2002                                                           $11,798,644

Net assets consist of:
 Capital paid in on shares of capital stock                                          $10,136,176
 Undistributed net investment income                                                      46,468
 Accumulated net realized loss                                                           (54,073)
 Net unrealized appreciation                                                           1,670,073
Net assets at May 31, 2002                                                           $11,798,644

Total authorized capital stock -
 1,000,000 shares, $.01 par value                                                      Net asset
                                                                            Shares         value
                                                          Net assets   outstanding per share (1)

Class A                                                  $11,319,262       435,978        $25.96
Class B                                                      193,960         7,496          25.88
Class C                                                      122,832         4,754          25.84
Class F                                                      108,110         4,167          25.94
Class 529-A                                                   12,888           497          25.95
Class 529-B                                                    1,987            77          25.92
Class 529-C                                                    3,661           141          25.92
Class 529-E                                                      364            14          25.94
Class R-5                                                     35,580         1,370          25.97

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were
$27.54 and $27.53, respectively.


See Notes to Financial Statements

Statement of operations
for the six months ended May 31, 2002
(dollars in thousands)
Investment income:                                                                     unaudited
 Income:
  Dividends (net of non-U.S. withholding
            tax of $10,671; also includes
            $166 from affiliates)                                         $135,709
  Interest (net of non-U.S. withholding
            tax of $8)                                                      26,654      $162,363

 Fees and expenses:
  Investment advisory services                                              23,089
  Distribution services                                                     14,824
  Transfer agent services                                                    4,703
  Administrative services                                                      142
  Reports to shareholders                                                      389
  Registration statement and prospectus                                        391
  Postage, stationery and supplies                                             644
  Directors' compensation                                                      136
  Auditing and legal                                                            73
  Custodian                                                                  1,473
  State and local taxes                                                        185
  Other                                                                         18        46,067
 Net investment income                                                                   116,296

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                              295,681
  Non-U.S. currency transactions                                            (2,004)      293,677
 Net unrealized appreciation on:
  Investments                                                              402,926
  Non-U.S. currency translations                                               903       403,829
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                 697,506
Net increase in net assets resulting
 from operations                                                                        $813,802



See Notes to Financial Statements





Statement of changes in net assets                                     (dollars in    thousands)

                                                                        Six months    Year ended
                                                                     ended May 31,  November 30,
                                                                             2002*           2001
Operations:
 Net investment income                                                    $116,296      $223,105
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                           293,677      (353,004)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                        403,829       (73,210)
  Net increase (decrease) in net assets
   resulting from operations                                               813,802      (203,109)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                     (74,045)     (212,170)
  Distributions from net realized gain
   on investments                                                                -    (1,194,254)
    Total dividends and distributions paid
     to shareholders                                                       (74,045)   (1,406,424)

Capital share transactions                                                 489,086     1,408,584

Total increase (decrease) in net assets                                  1,228,843      (200,949)

Net assets:
 Beginning of period                                                    10,569,801    10,770,750
 End of period (including undistributed
  net investment income: $46,468 and $4,217,
  respectively)                                                        $11,798,644   $10,569,801

*Unaudited

See Notes to Financial Statements

Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

SHARE CLASS                 INITIAL         CONTINGENT DEFERRED SALES            CONVERSION FEATURE
                            SALES           CHARGE UPON REDEMPTION
                            CHARGE

Class A and Class 529-A     Up to 5.75%     None                                 None

Class B and                 None            Declines from 5% to zero for         Class B and Class 529-B
Class 529-B                                 redemptions within six years         convert to Class A and
                                            of purchase                          Class 529-A,
                                                                                 respectively, after
                                                                                 eight years

Class C                     None            1% for redemptions within one        Class C converts to
                                            year of purchase                     Class F after 10 years

Class 529-C                 None            1% for redemptions within one year of purchase   None

Class 529-E                 None            None                                 None

Class F and                 None            None                                 None
Class 529-F*

Class R-1*,                 None            None                                 None
Class R-2*,
Class R-3*,
Class R-4*
and Class R-5


*As of May 31, 2002, there were no Class 529-F, Class R-1, Class R-2, Class R-3 or Class R-4 shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On December 1, 2001, the fund began amortizing premium on fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value. However, it did result in immaterial changes in the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of May 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies, excluding forward currency contracts, for federal income tax purposes was $10,150,181,000.

As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                             (dollars in thousands)

Undistributed net investment income and currency gains                       $52,780

Accumulated short-term losses                                                (325,258)

Undistributed long-term gains                                                275,642

Gross unrealized appreciation                                                2,315,951

Gross unrealized depreciation                                                (656,620)


Accumulated short-term losses above include a capital loss carryforward of $319,008,000, expiring in 2009. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. The tax character of distributions paid was as follows (dollars in thousands):

Six months ended May 31, 2002
                                                                      Distributions
                                                                               from
                                                                           ordinary
                                                                             income
                                                                                Net
                                                                         investment
                                                                         income and         Short-term
                                                                           currency            capital
Share class                                                                   gains              gains
Class A                                                                 $    72,869                -
Class B                                                                         490                -
Class C                                                                         248                -
Class F                                                                         421                -
Class 529-A(1)                                                                   14                -
Class 529-B(1)                                                                    1                -
Class 529-C(1)                                                                    2                -
Class 529-E(1)                                                                 - *                 -
Total                                                                   $    74,045                -





                                                                      Distributions
                                                                               from
                                                                          long-term              Total
                                                                            capital      distributions
Share class                                                                   gains               paid
Class A                                                                         -          $    72,869
Class B                                                                         -                  490
Class C                                                                         -                  248
Class F                                                                         -                  421
Class 529-A(1)                                                                  -                   14
Class 529-B(1)                                                                  -                    1
Class 529-C(1)                                                                  -                    2
Class 529-E(1)                                                                  -                 - *
Total                                                                           -          $    74,045




Year ended November 30, 2001


                                                                      Distributions
                                                                               from
                                                                           ordinary
                                                                             income
                                                                                Net
                                                                         investment
                                                                         income and         Short-term
                                                                           currency            capital
Share class                                                                   gains              gains
Class A                                                                 $   210,693                -
Class B                                                                       1,124                -
Class C(2)                                                                      144                -
Class F(2)                                                                      209                -
Total                                                                   $   212,170                -





                                                                      Distributions
                                                                               from
                                                                          long-term              Total
                                                                            capital      distributions
Share class                                                                   gains               paid
Class A                                                                 $ 1,187,842        $ 1,398,535
Class B                                                                       6,412              7,536
Class C(2)                                                                      -                  144
Class F(2)                                                                      -                  209
Total                                                                   $ 1,194,254        $ 1,406,424


* Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.
(2) Class C and Class F shares were offered beginning March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.385% on such assets in excess of $17 billion. For the six months ended May 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.417% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

SHARE CLASS                                            CURRENTLY                 PLAN LIMITS
                                                       APPROVED LIMITS

Class A                                                0.30%                     0.30%

Class 529-A                                            0.30%                     0.50

Class B and Class 529-B                                1.00                      1.00

Class C, Class 529-C and Class R-1                     1.00                      1.00

Class R-2                                              0.75                      1.00

Class 529-E and Class R-3                              0.50                      0.75

Class F, Class 529-F and Class R-4                     0.25                      0.50


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $5,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class may also pay AFS additional amounts payable for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described on the previsous two pages above for the six months ended May 31, 2002, were as follows (dollars in thousands):


SHARE CLASS                        DISTRIBUTION            TRANSFER AGENT           ADMINISTRATIVE
                                   SERVICES                SERVICES                 SERVICES

Class A                            $13,553                 $4,620                   Not applicable

Class B                             773                     83                      Not applicable

Class C                             398                    Not applicable           $66

Class F                             89                     Not applicable            68

Class 529-A                         5                      Not applicable            4

Class 529-B                         2                      Not applicable            1

Class 529-C                         4                      Not applicable            1

Class 529-E                         -*                     Not applicable            -*

Class R-5                          Not applicable          Not applicable            2


* Amount less than 1,000.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended May 31, 2002


Share class                                                                    Sales
                                                                              Amount       Shares
Class A                                                               $      990,845       39,435
Class B                                                                       63,375        2,521
Class C                                                                       79,516        3,168
Class F                                                                       91,175        3,650
Class 529-A(1)                                                                12,778          497
Class 529-B(1)                                                                 1,981           77
Class 529-C(1)                                                                 3,644          141
Class 529-E(1)                                                                   362           14
Class R-5(2)                                                                  36,408        1,394
Total net increase (decrease) in fund                                 $    1,280,084       50,897

                                                                    Reinvestments of
                                                                       dividends and
Share class                                                            distributions
                                                                              Amount       Shares
Class A                                                               $       67,892        2,711
Class B                                                                          473           19
Class C                                                                          235            9
Class F                                                                          373           15
Class 529-A(1)                                                                    14            1
Class 529-B(1)                                                                     1         - *
Class 529-C(1)                                                                     2         - *
Class 529-E(1)                                                                  - *          - *
Class R-5(2)                                                                     -            -
Total net increase (decrease) in fund                                 $       68,990        2,755



Share class                                                              Repurchases
                                                                              Amount       Shares
Class A                                                               $     (804,538)     (32,074)
Class B                                                                       (6,605)        (264)
Class C                                                                      (12,708)        (510)
Class F                                                                      (35,472)      (1,439)
Class 529-A(1)                                                                   (21)          (1)
Class 529-B(1)                                                                    (7)        - *
Class 529-C(1)                                                                    (3)        - *
Class 529-E(1)                                                                  - *          - *
Class R-5(2)                                                                    (634)         (24)
Total net increase (decrease) in fund                                 $     (859,988)     (34,312)



Share class                                                            Net increase
                                                                              Amount       Shares
Class A                                                               $      254,199       10,072
Class B                                                                       57,243        2,276
Class C                                                                       67,043        2,667
Class F                                                                       56,076        2,226
Class 529-A(1)                                                                12,771          497
Class 529-B(1)                                                                 1,975           77
Class 529-C(1)                                                                 3,643          141
Class 529-E(1)                                                                   362           14
Class R-5(2)                                                                  35,774        1,370
Total net increase (decrease) in fund                                 $      489,086       19,340




Year ended November 30, 2001


Share class                                                                    Sales
                                                                              Amount       Shares
Class A                                                               $    1,428,307       55,805
Class B                                                                       85,941        3,368
Class C(3)                                                                    54,740        2,195
Class F(3)                                                                    55,625        2,227
Total net increase (decrease) in fund                                 $    1,624,613       63,595

                                                                    Reinvestments of
                                                                       dividends and
Share class                                                            distributions
                                                                              Amount       Shares
Class A                                                               $    1,325,361       51,354
Class B                                                                        7,377          287
Class C(3)                                                                       138            6
Class F(3)                                                                       192            9
Total net increase (decrease) in fund                                 $    1,333,068       51,656



Share class                                                              Repurchases
                                                                              Amount       Shares
Class A                                                               $   (1,529,087)     (60,087)
Class B                                                                       (9,812)        (394)
Class C(3)                                                                    (2,746)        (114)
Class F(3)                                                                    (7,452)        (294)
Total net increase (decrease) in fund                                 $   (1,549,097)     (60,889)



Share class                                                             Net increase
                                                                              Amount       Shares
Class A                                                               $    1,224,581       47,072
Class B                                                                       83,506        3,261
Class C(3)                                                                    52,132        2,087
Class F(3)                                                                    48,365        1,942
Total net increase (decrease) in fund                                 $    1,408,584       54,362

* Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.
(2) Class R-5 shares were offered
beginning May 15, 2002.
(3) Class C and Class F shares were
offered beginning March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of May 31, 2002, the total value of restricted securities was $367,897,000, which represents 3.12% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,311,404,000 and $1,558,778,000, respectively, during the six months ended May 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended May 31, 2002, the custodian fee of $1,473,000 includes $8,000 that was offset by this reduction, rather than paid in cash.




Financial Highlights (1)


                                                              Net asset
                                                                  value,
                                                               beginning
                                                               of period
Class A:
 Six months ended 5/31/2002 (2)                                 $  24.29
 Year ended 11/30/2001                                              28.29
 Year ended 11/30/2000                                              29.03
 Year ended 11/30/1999                                              27.15
 Year ended 11/30/1998                                              25.89
 Year ended 11/30/1997                                              23.77
Class B:
 Six months ended 5/31/2002 (2)                                     24.21
 Year ended 11/30/2001                                              28.21
 Period from 3/15/2000 to 11/30/2000                                29.57
Class C:
 Six months ended 5/31/2002 (2)                                     24.18
 Period from 3/15/2001 to 11/30/2001                                25.35
Class F:
 Six months ended 5/31/2002 (2)                                     24.27
 Period from 3/15/2001 to 11/30/2001                                25.40
Class 529-A:
 Period from 2/15/2002 to 5/31/2002 (2)                             24.29
Class 529-B:
 Period from 2/21/2002 to 5/31/2002 (2)                             23.96
Class 529-C:
 Period from 2/22/2002 to 5/31/2002 (2)                             23.98
Class 529-E:
 Period from 3/4/2002 to 5/31/2002 (2)                              25.12
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                 0.00
Class R-5:
 Period from 5/15/2002 to 5/31/2002 (2)                             26.11

                                                                  Income      from investment       operations
                                                                                   Net  gains
                                                                                  (losses) on
                                                                    Net      securities (both      Total from
                                                              investment         realized and       investment
                                                              income (3)      unrealized) (3)       operations
Class A:
 Six months ended 5/31/2002 (2)                                    $.26        $         1.58      $      1.84
 Year ended 11/30/2001                                               .53                 (.90)            (.37)
 Year ended 11/30/2000                                               .62                 1.20             1.82
 Year ended 11/30/1999                                               .48                 4.17             4.65
 Year ended 11/30/1998                                               .59                 3.12             3.71
 Year ended 11/30/1997                                               .64                 3.04             3.68
Class B:
 Six months ended 5/31/2002 (2)                                      .17                 1.58             1.75
 Year ended 11/30/2001                                               .31                 (.87)            (.56)
 Period from 3/15/2000 to 11/30/2000                                 .32                (1.41)           (1.09)
Class C:
 Six months ended 5/31/2002 (2)                                      .17                 1.57             1.74
 Period from 3/15/2001 to 11/30/2001                                 .12                (1.15)           (1.03)
Class F:
 Six months ended 5/31/2002 (2)                                      .26                 1.57             1.83
 Period from 3/15/2001 to 11/30/2001                                 .27                (1.15)            (.88)
Class 529-A:
 Period from 2/15/2002 to 5/31/2002 (2)                              .17                 1.60             1.77
Class 529-B:
 Period from 2/21/2002 to 5/31/2002 (2)                              .10                 1.95             2.05
Class 529-C:
 Period from 2/22/2002 to 5/31/2002 (2)                              .10                 1.93             2.03
Class 529-E:
 Period from 3/4/2002 to 5/31/2002 (2)                               .12                  .81              .93
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                 .00                  .00              .00
Class R-5:
 Period from 5/15/2002 to 5/31/2002 (2)                              .02                 (.16)            (.14)

                                                               Dividends                  and    distributions

                                                               Dividends
                                                               (from net        Distributions
                                                              investment        (from capital            Total
                                                                 income)               gains)    distributions
Class A:
 Six months ended 5/31/2002 (2)                                    ($.17)               $  -             ($.17)
 Year ended 11/30/2001                                              (.50)               (3.13)           (3.63)
 Year ended 11/30/2000                                              (.58)               (1.98)           (2.56)
 Year ended 11/30/1999                                              (.48)               (2.29)           (2.77)
 Year ended 11/30/1998                                              (.58)               (1.87)           (2.45)
 Year ended 11/30/1997                                              (.65)                (.91)           (1.56)
Class B:
 Six months ended 5/31/2002 (2)                                     (.08)                   -             (.08)
 Year ended 11/30/2001                                              (.31)               (3.13)           (3.44)
 Period from 3/15/2000 to 11/30/2000                                (.27)                   -             (.27)
Class C:
 Six months ended 5/31/2002 (2)                                     (.08)                   -             (.08)
 Period from 3/15/2001 to 11/30/2001                                (.14)                   -             (.14)
Class F:
 Six months ended 5/31/2002 (2)                                     (.16)                   -             (.16)
 Period from 3/15/2001 to 11/30/2001                                (.25)                   -             (.25)
Class 529-A:
 Period from 2/15/2002 to 5/31/2002 (2)                             (.11)                   -             (.11)
Class 529-B:
 Period from 2/21/2002 to 5/31/2002 (2)                             (.09)                   -             (.09)
Class 529-C:
 Period from 2/22/2002 to 5/31/2002 (2)                             (.09)                   -             (.09)
Class 529-E:
 Period from 3/4/2002 to 5/31/2002 (2)                              (.11)                   -             (.11)
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                 .00                  .00              .00
Class R-5:
 Period from 5/15/2002 to 5/31/2002 (2)                                -                    -                -




                                                              Net asset                            Net assets,
                                                              value, end               Total     end of period
                                                               of period            return(4)    (in millions)
Class A:
 Six months ended 5/31/2002 (2)                                 $  25.96                7.60%          $11,319
 Year ended 11/30/2001                                             24.29                (1.81)           10,346
 Year ended 11/30/2000                                             28.29                 6.37            10,716
 Year ended 11/30/1999                                             29.03                19.08            10,022
 Year ended 11/30/1998                                             27.15                15.51             8,515
 Year ended 11/30/1997                                             25.89                16.35             7,207
Class B:
 Six months ended 5/31/2002 (2)                                    25.88                 7.19               194
 Year ended 11/30/2001                                             24.21                (2.57)              126
 Period from 3/15/2000 to 11/30/2000                               28.21                (3.73)               55
Class C:
 Six months ended 5/31/2002 (2)                                    25.84                 7.23               123
 Period from 3/15/2001 to 11/30/2001                               24.18                (4.08)               50
Class F:
 Six months ended 5/31/2002 (2)                                    25.94                 7.56               108
 Period from 3/15/2001 to 11/30/2001                               24.27                (3.45)               47
Class 529-A:
 Period from 2/15/2002 to 5/31/2002 (2)                            25.95                 7.27                13
Class 529-B:
 Period from 2/21/2002 to 5/31/2002 (2)                            25.92                 8.55                 2
Class 529-C:
 Period from 2/22/2002 to 5/31/2002 (2)                            25.92                 8.46                 4
Class 529-E:
 Period from 3/4/2002 to 5/31/2002 (2)                             25.94                 3.69            - (5)
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                 .00                  .00                 0
Class R-5:
 Period from 5/15/2002 to 5/31/2002 (2)                            25.97                 (.53)               36



                                                               Ratio of             Ratio of
                                                                expenses           net income
                                                              to average           to average
                                                              net assets           net assets
Class A:
 Six months ended 5/31/2002 (2)                                 .82% (6)            2.12% (6)
 Year ended 11/30/2001                                               .78                 2.05
 Year ended 11/30/2000                                               .79                 2.08
 Year ended 11/30/1999                                               .79                 1.93
 Year ended 11/30/1998                                               .78                 2.25
 Year ended 11/30/1997                                               .82                 2.53
Class B:
 Six months ended 5/31/2002 (2)                                1.59 (6)             1.39 (6)
 Year ended 11/30/2001                                              1.56                 1.21
 Period from 3/15/2000 to 11/30/2000                           1.55 (6)             1.45 (6)
Class C:
 Six months ended 5/31/2002 (2)                                1.65 (6)             1.38 (6)
 Period from 3/15/2001 to 11/30/2001                           1.78 (6)               .73 (6)
Class F:
 Six months ended 5/31/2002 (2)                                  .91 (6)            2.10 (6)
 Period from 3/15/2001 to 11/30/2001                             .92 (6)            1.55 (6)
Class 529-A:
 Period from 2/15/2002 to 5/31/2002 (2)                              .30                  .64
Class 529-B:
 Period from 2/21/2002 to 5/31/2002 (2)                              .48                  .39
Class 529-C:
 Period from 2/22/2002 to 5/31/2002 (2)                              .47                  .38
Class 529-E:
 Period from 3/4/2002 to 5/31/2002 (2)                               .30                  .47
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                 .00                  .00
Class R-5:
 Period from 5/15/2002 to 5/31/2002 (2)                              .03                  .06


Supplemental data - all classes                               Six months
                                                                   ended
                                                                 May 31,
                                                                2002 (2)

Portfolio turnover rate                                               16%

                                                                    Year                ended      November 30
                                                                    2001                 2000             1999

                                                                      45%                  41%              34%


                                                                    1998                 1997

                                                                      39%                  32%


(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are
based on shares outstanding on the last
day of the year; all other periods are
    based on average shares outstanding.
(4) Total returns exclude all sales
charges, including contingent deferred
sales charges.
(5) Amount less than 1 million.
(6) Annualized.

Other share class results  unaudited
Class B, Class C, Class F, Class 529 and Class R
Returns for periods ended June 30, 2002 (the most recent calendar quarter):

                                                                     1 YEAR            LIFE OF CLASS

CLASS B SHARES

Reflecting applicable contingent deferred sales charge

(CDSC), maximum of 5%, payable only if shares are sold

within six years of purchase                                         -10.99%           -4.25%/1/

Not reflecting CDSC                                                  -6.37             -2.76/1/

CLASS C SHARES

Reflecting CDSC, maximum of 1%, payable only if shares

are sold within one year of purchase                                 -7.41             -3.19/2/

Not reflecting CDSC                                                  -6.49             -3.19/2/

CLASS F SHARES

Not reflecting annual asset-based fee charged

by sponsoring firm                                                   -5.73             -2.39/2/

Class 529 and Class R shares

Results for Class 529 and Class R shares are not shown

because of the brief time between their introductions on

February 15, 2002 and May 15, 2002, respectively,

and the end of the period.


/1/Average annual compound return from March 15, 2000, when Class B shares first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

[logo - American Funds(sm)]

The right choice for the long term(sm)

There are several ways to invest in Capital World Growth and Income Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.09% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. WGI-013-0702
Litho in USA  CD/CG/5643
Printed on recycled paper